Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended			2 Months Ended			12 Months Ended
	Dec. 31, 2013	Sep. 02, 2011 Members	Mar. 17, 2011 Members	Aug. 14, 2008 Members	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011 Three Members of Management [Member]	Oct. 31, 2010 Three Members of Management [Member]	Oct. 31, 2009 Three Members of Management [Member]	Dec. 31, 2013 Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted under Equity Incentive Plan											1,500,000
Term of Equity Incentive Plan											10 years
Maximum number of shares which may be granted to any participant in any fiscal year											500,000
Restricted stock share based compensation vesting period		2 years		3 years
Restricted stock units share based compensation awards number vested								260,000	260,000	260,000
Number of members granted with restricted stock units		4	1	3
Common stock dividends paid	$ 0
Recognized share based compensation expenses					$ 360	$ 460	$ 565
Unrecognized compensation cost	$ 252				$ 252	$ 260
Remaining expected recognized cost period					21 months